UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Dryden Short-Term Bond Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

JUNE 30, 2008	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./

Dryden Short-Term Corporate Bond Fund

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

August 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.92%; Class B, 1.62%; Class C, 1.62%; Class R, 1.37%; Class Z, 0.62%. Net operating expenses apply to: Class A, 0.87%; Class B, 1.62%; Class C, 1.37%; Class R, 1.12%; Class Z, 0.62%, after contractual reduction through 4/30/2009.

Cumulative Total Returns as of 6/30/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	1.59%	5.92%	15.92%	56.40%	—
Class B	1.22	5.21	11.64	46.41	—
Class C	1.35	5.48	13.04	48.80	—
Class R	1.46	5.75	N/A	N/A	15.28% (5/17/04)
Class Z	1.71	6.28	17.41	60.66	—
Lehman Brothers 1–5 Year U.S. Credit Index[2]	1.13	5.27	17.51	69.78	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]	–0.13	3.54	12.89	56.03	***

Average Annual Total Returns[4] as of 6/30/08
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		2.48%	2.32%	4.23%	—
Class B		2.21	2.23	3.89	—
Class C		4.48	2.48	4.05	—
Class R		5.75	N/A	N/A	3.51% (5/17/04)
Class Z		6.28	3.26	4.86	—
Lehman Brothers 1–5 Year U.S. Credit Index[2]		5.27	3.28	5.44	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]		3.54	2.44	4.54	***

2	Visit our website at www.jennisondryden.com

Distributions and Yields as of 6/30/08
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.24	4.29%
Class B	$0.20	3.68
Class C	$0.22	3.93
Class R	$0.23	4.18
Class Z	$0.26	4.67

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Lehman Brothers 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed.

3The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 16.72% for Class R. Lehman Brothers 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 3.86% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return is 13.22% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.08% for Class R.

Investors cannot invest directly in an index. The returns for the Lehman Brothers 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of total investments as of 6/30/08
United States Treasury Note, 3.375%, 06/30/13	1.2%
Bank of America Corp., M.T.N., 4.900%, 05/01/13	1.0
Banc of America Commercial Mortgage, Inc., 4.128%, 07/10/42	1.0
Telefonica Europe BV (Netherlands), Gtd. Notes, 7.750%, 09/15/10	1.0
Deutsche Telekom International Finance (Netherlands), 8.500%, 06/15/10	0.9

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/08
U.S. Government & Agency	1.2%
Aaa	7.1
Aa	12.5
A	24.0
Baa	46.7
Ba	4.2
B	0.2
Not Rated	3.1
Total Investments	99.0
Other assets in excess of liabilities	1.0
Net Assets	100%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2008, at the beginning of the period, and held through the six-month period ended June 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,015.90	0.87%	$4.36
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

Class B	Actual	$1,000.00	$1,012.20	1.62%	$8.10
	Hypothetical	$1,000.00	$1,016.81	1.62%	$8.12

Class C	Actual	$1,000.00	$1,013.50	1.37%	$6.86
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87

Class R	Actual	$1,000.00	$1,014.60	1.12%	$5.61
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

Class Z	Actual	$1,000.00	$1,017.10	0.62%	$3.11
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 95.9%

ASSET-BACKED SECURITIES 0.2%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	2.941%	3/15/12	$430	$417,431
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	2.971	2/15/12	25	24,379
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A(e)	CCC(c)	5.500	3/25/36	52	5

Total asset-backed securities (cost $506,858)					441,815

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,784,191
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	868	901,934
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,568,552
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	992,024
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	799	779,091
GS Mortgage Secs. Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.970	10/18/30	1,650	1,646,935
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,336	1,323,186
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,787,218
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,796,075
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,791,221

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809%	1/14/42	$1,900	$1,897,348

Total commercial mortgage-backed securities (cost $17,688,778)					17,267,775

CORPORATE BONDS 88.3%

Aerospace/Defense 0.6%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.750	8/15/10	1,240	1,254,877
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	340	362,453

					1,617,330

Airlines 0.7%
American Airlines, Inc.	Ba1	6.817	5/23/11	700	609,000
American Airlines, Inc.	Baa2	7.858	10/01/11	205	196,800
Continental Airlines, Inc.	Ba1	7.373	12/15/15	230	190,611
Continental Airlines, Inc.	Baa2	7.487	10/02/10	910	880,425

					1,876,836

Automotive 0.9%
DaimlerChrysler North America Holding Corp., M.T.N.	A3	5.750	9/08/11	1,155	1,177,803
DaimlerChrysler North America Holding, Inc.	A3	4.875	6/15/10	260	261,559
Johnson Controls, Inc.	A3	5.250	1/15/11	1,195	1,208,476

					2,647,838

Banking 6.1%
Bank of America Corp., M.T.N.	Aa2	4.900	5/01/13	3,000	2,895,171
Bear Stearns Cos., Inc.	Aa2	5.350	2/01/12	2,000	1,965,080
Citigroup, Inc.	Aa3	5.500	4/11/13	1,815	1,771,398
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.850	7/02/13	1,500	1,484,667
Credit Suisse First Boston	Aa1	4.875	8/15/10	1,615	1,631,408
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes, M.T.N.	Aa1	5.000	5/15/13	1,000	973,165
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,753,263

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
ICICI Bank Ltd. (India), 144A(b)	Baa2	3.250%	1/12/10	$420	$407,232
ICICI Bank, Ltd., Notes (Singapore),144A	Baa2	5.750	11/16/10	440	434,996
JPMorgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,545,894
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	5.375	10/01/12	1,000	1,003,010
JPMorgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	518,960
PNC Funding Corp.	A2	6.125	2/15/09	400	403,686
Wells Fargo Cap. XI, M.T.N.(b)	Aa3	7.700	12/26/49	500	497,024

					17,284,954

Brokerage 6.6%
Goldman Sachs Group, Inc.	Aa3	5.000	1/15/11	2,370	2,361,683
Goldman Sachs Group, Inc.	Aa3	6.600	1/15/12	375	385,606
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.450	11/01/12	2,280	2,274,279
Janus Capital Group, Inc., Notes	Baa3	6.250	6/15/12	650	634,386
Lehman Brothers Holdings, Inc., M.T.N.	A1	5.250	2/06/12	1,520	1,438,428
Lehman Brothers Holdings, Inc., M.T.N.	A1	5.625	1/24/13	1,000	946,505
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.	A1	6.000	7/19/12	900	871,332
Merrill Lynch & Co., Inc.	A1	5.450	2/05/13	1,100	1,037,522
Merrill Lynch & Co., Inc., M.T.N.	A1	6.150	4/25/13	1,000	969,201
Merrill Lynch & Co., Inc., Notes, M.T.N.	A1	4.250	2/08/10	2,055	2,010,889
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, M.T.N.	A1	6.050	8/15/12	565	552,975
Morgan Stanley Dean Witter	Aa3	3.875	1/15/09	1,080	1,075,816
Morgan Stanley Dean Witter	Aa3	4.000	1/15/10	1,160	1,139,154
Morgan Stanley Dean Witter, M.T.N.	Aa3	5.625	1/09/12	2,000	2,001,484
Morgan Stanley, Sr. Notes, M.T.N.	Aa3	5.250	11/02/12	1,065	1,036,365

					18,735,625

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Building Materials & Construction 1.7%
American Standard, Inc.	Baa3	8.250%	6/01/09	$280	$288,920
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	849,444
CRH America, Inc.	Baa1	5.625	9/30/11	570	557,270
DR Horton, Inc.	Ba2	5.000	1/15/09	1,000	981,249
Hanson PLC, Sr. Unsub. Notes (United Kingdom)	Baa3	7.875	9/27/10	620	652,200
Lafarge SA (France)	Baa2	6.150	7/15/11	700	704,083
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	821,798

					4,854,964

Cable 2.6%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	802,930
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	839,141
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,163,954
Cox Communications, Inc.	Baa3	3.875	10/01/08	585	584,201
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	720,999
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	402,496
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	297,510
Cox Communications, Inc., Unsec’d. Notes	Baa3	7.750	11/01/10	450	474,158
Shaw Communication, Inc.	Ba1	8.250	4/11/10	600	616,500
Time Warner Cable, Inc.	Baa2	6.200	7/01/13	1,000	1,016,867
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	7/02/12	580	574,141

					7,492,897

Capital Goods 3.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.850	12/07/12	1,085	1,081,785
ERAC USA Finance Co., 144A(b)	Baa1	2.896	8/28/09	610	606,361
ERAC USA Finance Co., 144A	Baa2	8.000	1/15/11	180	185,896
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.300	11/15/08	185	185,106
ERAC USA Finance Co., Gtd. Notes. 144A	Baa2	5.800	10/15/12	900	850,636

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
FedEx Corp.	Baa2	3.500%	4/01/09	$1,000	$996,608
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.950	12/17/12	1,565	1,571,917
Lendor Processing Service, Inc., Bank Loan(e)	Baa3	5.301	8/01/14	500	498,750
Steelcase, Inc.	Baa3	6.500	8/15/11	1,000	1,014,022
Textron Financial Corp.	A3	4.600	5/03/10	895	902,334
Textron Financial Corp., Notes	A3	5.125	11/01/10	805	816,045
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	545,659

					9,255,119

Chemicals 2.3%
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	1/15/13	735	741,203
ICI Wilmington, Inc., Gtd. Notes	Baa2	4.375	12/01/08	1,300	1,301,905
Koppers, Inc., Gtd. Notes	Ba3	9.875	10/15/13	700	735,000
Lubrizol Corp., Notes	Baa3	5.875	12/01/08	1,000	1,007,429
Lubrizol Corp., Sr. Notes	Baa3	4.625	10/01/09	900	895,777
PPG Industries, Inc.	A3	5.750	3/15/13	1,000	1,016,759
Union Carbide Corp.	Ba2	6.700	4/01/09	800	812,311

					6,510,384

Consumer 1.6%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	2,000	2,009,668
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	552,049
Philips Electronics NV, Sr. Unsec’d. Notes	A3	4.625	3/11/13	1,000	985,004
Western Union Co.	A3	5.400	11/17/11	690	686,239
Whirlpool Corp.	Baa2	6.125	6/15/11	415	425,878

					4,658,838

Electrical Utilities 5.9%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	851,719
Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	994,180
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,210	1,218,339

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electrical Utilities (cont’d.)
Baltimore Gas & Electric Co.	Baa2	6.125%	7/01/13	$950	$961,743
Consumers Energy Co.	Baa1	4.400	8/15/09	710	710,583
Duke Energy Corp.	Baa2	5.650	6/15/13	1,700	1,708,234
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	5.375	11/02/12	1,000	996,832
Empresa Nacional de Electricidad S.A., Bonds, Ser. B (Chile)	Baa3	8.500	4/01/09	460	472,599
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	1/15/13	620	626,980
Exelon Generation Co., LLC	A3	6.950	6/15/11	615	635,646
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	564,354
FPL Group Capital, Inc.	A2	5.350	6/15/13	705	714,572
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	283,137
Nevada Power Co., Ser. A	Baa3	8.250	6/01/11	1,785	1,919,226
NiSource Finance Corp.	Baa3	6.150	3/01/13	600	598,421
Pacific Gas & Electric Co.	A3	4.200	3/01/11	505	500,765
PSEG Power LLC	Baa1	6.950	6/01/12	260	272,753
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375	10/01/08	1,100	1,101,770
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	900,449
Xcel Energy, Inc., Sr. Notes	Baa1	3.400	7/01/08	620	619,986

					16,652,288

Energy - Integrated 0.4%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	496,552
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	738,750

					1,235,302

Energy - Other 2.7%
Anadarko Petroleum Corp.(b)	Baa3	3.176	9/15/09	1,100	1,087,406
Canadian National Resources	Baa2	5.150	2/01/13	880	881,525
Delek & Avner Yam Tethys Ltd. (Israel), 144A	Baa3	5.326	8/01/13	289	290,070

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Nabors Holdings 1 Ulc.	A3	4.875%	8/15/09	$240	$239,396
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	3/15/13	1,200	1,212,536
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	997,266
Weatherford International, Inc.	Baa1	5.950	6/15/12	705	718,929
Western Oil Sands, Inc. (Canada)	Baa1	8.375	5/01/12	855	930,168
XTO Energy, Inc.	Baa2	4.625	6/15/13	850	821,694
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900	8/01/12	460	469,474

					7,648,464

Foods 7.5%
Brown-Forman Corp.	A2	5.200	4/01/12	1,005	1,012,661
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,502,276
Cadbury Schweppes US Finance LLC, Notes, 144A	Baa2	3.875	10/01/08	895	894,084
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	496,496
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,046,513
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	610	586,079
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	275,292
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	390	393,401
Diageo Capital PLC, Gtd. Notes (United Kingdom)	A3	5.200	1/30/13	920	921,052
Dr Pepper Snapple Group, Inc., 144A	Baa3	6.120	5/01/13	1,000	1,013,626
General Mills, Inc.	Baa1	6.000	2/15/12	600	616,963
Hershey Co. (The)	A2	5.000	4/01/13	825	825,276
HJ Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	534,627
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	846,939
Kellogg Co., Sr. Unsub. Notes	A3	5.125	12/03/12	920	932,100
Kraft Foods, Inc.	Baa2	4.000	10/01/08	1,175	1,174,608
Kraft Foods, Inc., Sr. Unsec’d. Notes(b)	Baa2	3.216	8/11/10	1,350	1,324,918
Kroger Co. (The)	Baa2	5.000	4/15/13	1,370	1,347,569

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
McDonald’s Corp., M.T.N.	A3	4.300%	3/01/13	$1,000	$989,690
Miller Brewing Co., 144A	Baa1	4.250	8/15/08	1,000	1,001,241
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	290,149
SABMiller PLC., 144A (United Kingdom)	Baa1	6.200	7/01/11	650	666,717
Safeway, Inc.	Baa2	4.125	11/01/08	520	520,336
Safeway, Inc.	Baa2	4.950	8/16/10	780	785,046
Whitman Corp.	Baa1	6.375	5/01/09	895	916,573
Yum! Brands, Inc., Sr. Notes	Baa2	8.875	4/15/11	330	356,697

					21,270,929

Foreign Government Bond 1.0%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,525,759
Korea Development Bank, Notes (South Korea)	Aa3	4.750	7/20/09	1,210	1,214,631
Pemex Project Funding Master Trust	Baa1	9.125	10/13/10	45	49,050

					2,789,440

Gaming 0.2%
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000	10/01/09	700	688,625

Healthcare & Pharmaceutical 4.5%
AmerisourceBergen Corp.	Ba1	5.625	9/15/12	600	596,386
Baxter Finco BV (Netherlands)	A3	4.750	10/15/10	830	839,430
Boston Scientific Corp.	Ba2	6.000	6/15/11	960	938,400
Cardinal Health, Inc.	Baa2	5.500	6/15/13	750	748,334
Cardinal Health, Inc., Unsec’d. Notes	Baa2	6.750	2/15/11	480	496,958
Covidien International Finance (Luxembourg), Gtd, Notes	Baa1	5.150	10/15/10	720	726,109
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	1,300	1,317,900
GlaxoSmithKline Capital, Inc.	A1	4.850	5/15/13	1,800	1,797,575
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	674,275
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	368,411
McKesson Corp.	Baa3	5.250	3/01/13	515	506,826

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Medco Health Solutions, Inc.	Baa3	6.125%	3/15/13	$1,000	$1,003,330
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,117,278
Quest Diagnostics, Inc.	Baa3	5.125	11/01/10	535	534,391
Wyeth	A3	6.950	3/15/11	1,125	1,190,916

					12,856,519

Healthcare Insurance 2.2%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,334,272
Cigna Corp.	Baa2	6.375	10/15/11	606	618,198
Unitedhealth Group, Inc.	Baa1	5.125	11/15/10	600	594,242
UnitedHealth Group, Inc.	Baa1	5.250	3/15/11	1,500	1,493,053
Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,314,404
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	989,933

					6,344,102

Insurance 2.6%
Berkshire Hathaway Finance Corp., 144A	Aaa	4.600	5/15/13	1,000	996,939
Chubb Corp.	A2	5.200	4/01/13	570	564,112
Chubb Corp.	A2	6.000	11/15/11	400	405,545
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	400,341
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,092,271
Lincoln National Corp., Sr. Unsec’d. Notes	A3	5.650	8/27/12	800	793,315
Principal Life, Inc., M.T.N.	Aa2	5.300	4/24/13	500	500,003
Principal Life Income Funding Trust	Aa2	5.200	11/15/10	740	732,502
Progressive Corp. (The)	A1	6.375	1/15/12	875	918,315
Travelers Cos., Inc. (The), M.T.N.	A2	5.375	6/15/12	925	928,134

					7,331,477

Lodging 0.7%
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	8.000	5/15/10	1,000	1,010,000

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	2/15/13	$1,046	$1,009,983

					2,019,983

Media & Entertainment 3.2%
AMFM, Inc.	Baa3	8.000	11/01/08	820	832,185
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,247,504
News America Holdings, Inc.	Baa1	7.375	10/17/08	875	884,371
Thomson Reuters Corp. (Canada)	Baa1	5.950	7/15/13	1,400	1,405,628
Time Warner, Inc.	Baa2	5.500	11/15/11	380	374,414
Time Warner, Inc., Gtd. Notes	Baa2	6.750	4/15/11	1,375	1,405,634
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,192,775
Viacom, Inc.	Baa3	6.625	5/15/11	810	829,437
Vivendi (France), 144A	Baa2	5.750	4/04/13	800	790,582

					8,962,530

Metals 2.5%
Alcan Aluminum Ltd. (Canada)	A3	6.250	11/01/08	815	820,022
ArcelorMittal (Luxembourg), 144A	Baa2	5.375	6/01/13	1,000	984,682
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	398,858
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	834,018
Nucor Corp.	A1	5.000	6/01/13	750	755,159
Rio Tinto Financial USA Ltd. (Australia)	A3	5.875	7/15/13	1,560	1,568,649
United States Steel Corp.	Baa3	5.650	6/01/13	800	778,930
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.500	11/16/11	820	811,127

					6,951,445

Non Captive Finance 4.3%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,107,519
Capital One Bank	A2	4.250	12/01/08	690	688,734

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance (cont’d.)
Capital One Financial Co., M.T.N.	A3	5.700%	9/15/11	$230	$218,764
CIT Group, Inc.	Baa1	5.400	2/13/12	605	480,263
CIT Group, Inc.	Baa1	5.600	4/27/11	1,095	873,185
CIT Group, Inc., Sr. Notes	Baa1	4.250	2/01/10	35	29,616
Countrywide Financial Corp., M.T.N.	Baa3	5.800	6/07/12	1,650	1,560,579
Countrywide Home Loans, Inc., M.T.N.	Baa3	4.125	9/15/09	500	477,542
General Electric Capital Corp.	Aaa	4.800	5/01/13	2,000	1,959,335
GMAC LLC(b)	B3	3.926	5/15/09	520	488,940
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,101,106
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,262,331
International Lease Finance Corp.	A1	6.375	3/25/13	1,000	912,767
International Lease Finance Corp., Notes, M.T.N.	A1	5.450	3/24/11	635	596,738
International Lease Finance Corp., Unsub. Notes	A1	3.500	4/01/09	30	29,229
iStar Financial, Inc.	Baa2	5.500	6/15/12	575	471,500

					12,258,148

Paper 0.3%
International Paper Co.	Baa3	4.250	1/15/09	740	737,578

Pipelines & Other 2.6%
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	1,845	1,825,154
Duke Cap Corp.	Baa1	7.500	10/01/09	495	504,817
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,380,043
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	916,707
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850	9/15/12	1,050	1,058,822
ONEOK Partners LP	Baa2	5.900	4/01/12	600	603,211
Transcontinental Gas Pipe Line Corp.	Baa2	8.875	7/15/12	1,000	1,107,500

					7,396,254

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Railroads 1.9%
Burlington Northern Santa Fe Corp.	Baa1	5.900%	7/01/12	$445	$457,556
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	739,351
Canadian Pacific Railway Co. (Canada)	Baa3	5.750	5/15/13	600	596,541
CSX Corp.	Baa3	4.875	11/01/09	300	300,408
CSX Corp.	Baa3	6.750	3/15/11	315	326,452
CSX Corp., Sr. Notes	Baa3	5.750	3/15/13	675	661,633
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	905,310
Union Pacific Corp.	Baa2	6.650	1/15/11	500	521,871
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450	1/31/13	750	751,999

					5,261,121

Real Estate Investment Trust 2.5%
AvalonBay Communities, Inc., M.T.N.	Baa1	5.500	1/15/12	590	582,578
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	550,184
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	686,100
Duke Realty LP	Baa1	5.625	8/15/11	440	427,159
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	489,984
ERP Operating LP	Baa1	4.750	6/15/09	650	644,702
ERP Operating LP	Baa1	5.500	10/01/12	800	780,350
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	793,708
Nationwide Health Properties, Inc.	Baa3	6.500	7/15/11	240	243,046
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,082,120
Simon Property Group LP	A3	5.600	9/01/11	365	360,978
Simon Property Group LP	A3	5.750	5/01/12	390	389,991

					7,030,900

Retail 2.9%
CVS Caremark Corp.(b)	Baa2	2.982	6/01/10	1,350	1,317,504
CVS Caremark Corp.	Baa2	5.750	8/15/11	1,000	1,024,609
Federated Department Stores, Inc., Sr. Notes	Baa3	6.625	9/01/08	1,300	1,301,486
Federated Retail Holding, Inc.	Baa3	5.350	3/15/12	575	534,295

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retail (cont’d.)
GameStop Corp.	Ba1	8.000%	10/01/12	$700	$714,000
Home Depot, Inc.	Baa1	4.625	8/15/10	940	927,587
JC Penney Co., Inc.	Baa3	7.375	8/15/08	300	300,836
JC Penney Co., Inc., Sr. Unsec’d. Notes	Baa3	8.000	3/01/10	985	1,021,828
Target Corp.	A2	5.125	1/15/13	900	910,151

					8,052,296

Technology 2.9%
Affiliated Computer Services, Inc.	Ba2	4.700	6/01/10	500	476,250
Certegy, Inc., Notes	Ba1	4.750	9/15/08	325	321,750
Dell, Inc., 144A	A2	4.700	4/15/13	490	476,879
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	1,100	1,105,558
Intuit, Inc.	Baa2	5.400	3/15/12	575	569,719
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	7/15/10	785	766,356
Motorola, Inc., Sr. Notes	Baa2	8.000	11/01/11	425	434,008
Oracle Corp.	A2	4.950	4/15/13	1,560	1,575,076
Seagate Technology HDD Holdings	Ba1	6.375	10/01/11	750	725,625
Xerox Corp.	Baa2	5.500	5/15/12	200	197,688
Xerox Corp.	Baa2	7.125	6/15/10	1,500	1,549,185

					8,198,094

Telecommunications 10.2%
American Tower Corp.	Ba1	7.125	10/15/12	500	505,000
AT&T Corp., Sr. Notes(a)	A2	7.300	11/15/11	2,185	2,327,213
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	1/15/13	1,770	1,763,865
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,548,149
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa1	5.150	1/15/13	1,000	974,932
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	454,548
Deutsche Telekom International Finance (Netherlands)	Baa1	8.500	6/15/10	2,495	2,639,436
Embarq Corp., Sr. Unsec’d. Notes	Baa3	6.738	6/01/13	750	723,662
France Telecom SA (France)	A3	7.750	3/01/11	1,860	1,969,814

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Koninklijke (Royal) KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.000%	10/01/10	$575	$608,372
Qwest Services Corp., Sr. Notes	Ba1	7.875	9/01/11	1,200	1,200,000
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,251,461
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	590,000
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08	1,500	1,499,775
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	1/15/10	650	641,261
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	734,200
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,595	2,735,005
TELUS Corp., Notes (Canada)	Baa1	8.000	6/01/11	820	880,406
Verizon Communications	A3	4.350	2/15/13	2,220	2,135,742
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	510,528
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	769,696
Vodafone Group PLC (United Kingdom)	Baa1	5.350	2/27/12	960	963,524
Vodafone Group PLC, (United Kingdom)	Baa1	5.500	6/15/11	630	636,184
Vodafone Group PLC, Sr. Notes (United Kingdom)	Baa1	7.750	2/15/10	750	783,725

					28,846,498

Tobacco 0.9%
Philip Morris International, Inc.	A2	4.875	5/16/13	1,500	1,473,491
Reynolds American, Inc., Notes(b)	Baa3	3.476	6/15/11	1,000	945,060

					2,418,551

Total corporate bonds (cost $251,277,513)					249,885,329

U.S. TREASURY OBLIGATION 1.2%
United States Treasury Note (cost $3,498,277)		3.375%	6/30/13	3,495	3,501,281

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Shares	Value (Note 1)

PREFERRED STOCK 0.1%

Banking 0.1%
JPMorgan Chase Capital XXVI (cost $400,000)	16,000	$414,240

Total long-term investments (cost $273,371,426)		271,510,440

SHORT-TERM INVESTMENTS 3.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $8,651,709; Note 3)(d)	8,651,709	8,651,709

Total Investments 99.0% (cost $282,023,135; Note 5)		280,162,149
Other assets in excess of liabilities(f) 1.0%		2,804,851

Net Assets 100.0%		$282,967,000

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

LP—Limited Partnership

M.T.N.—Medium Term Note

†	The ratings reflected are as of June 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at June 30, 2008.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates an illiquid security.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

(f)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
32	2 Yr. U.S. T-Notes	Sep. 2008	$6,758,500	$6,745,341	$13,159
271	5 Yr. U.S. T-Notes	Sep. 2008	29,960,320	29,932,743	27,577

					$40,736

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(a)	6/20/2012	$1,000	0.30%	PPG Industries, Inc. 7.05%, 08/15/09	$17,835
Citibank, N.A.(a)	9/20/2012	1,000	0.32%	Clorox Co. (The) 6.125%, 02/01/11	14,993
JPMorgan Chase Bank, N.A.(a)	9/20/2012	1,000	0.55%	Gannett Co., Inc. 6.375%, 04/01/12	80,694
Citibank, N.A.(a)	9/20/2012	1,000	0.31%	Altria Group, Inc. 7.00%, 11/04/13	9,356
Barclays Bank PLC(a)	9/20/2012	1,000	0.60%	Fortune Brands, Inc. 5.375%, 01/15/16	22,150
Morgan Stanley Capital Services(b)	6/20/2009	600	1.90%	Texas Competitive Electric Holdings Co. LLC, Bank Loan 6.235%, 10/10/14	(313)
JPMorgan Chase Bank, N.A.(b)	12/20/2008	500	4.20%	SLM Corp. 5.125%, 8/27/12	(1,397)
Goldman Sachs International(a)	9/20/2013	1,000	1.02%	Annheuser-Busch Cos., Inc. 5.525%, 10/1/10	(113)
Deutsche Bank AG(a)	6/20/2013	1,000	2.00%	International Lease Finance Corp. 4.15%, 01/20/15	44,941

					$188,146

(a)	The Fund pays a fixed rate and receives par from the counterparty in the event that the underlying bond defaults.
(b)	The Fund receives a fixed rate and pays par from the counterparty in the event that the underlying bond defaults.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$9,065,949	$40,736
Level 2—Other Significant Observable Inputs	271,096,200	188,459
Level 3—Significant Unobservable Inputs	—	(313)

Total	$280,162,149	$228,882

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/07	$8,658
Realized gain (loss)	*
Change in unrealized appreciation (depreciation)	(313)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(8,658)

Balance as of 6/30/08	$(313)

*	The realized gain earned during the period for other financial instruments was $1,552.

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Telecommunications	10.2%
Foods	7.5
Brokerage	6.6
Banking	6.2
Commercial Mortgage-Backed Securities	6.1
Electrical Utilities	5.9
Healthcare & Pharmaceutical	4.5
Non Captive Finance	4.3
Capital Goods	3.3
Media & Entertainment	3.2
Affiliated Money Market Mutual Fund	3.1
Technology	2.9
Retail	2.9
Energy – Other	2.7
Cable	2.6
Insurance	2.6
Pipelines & Other	2.6
Metals	2.5
Real Estate Investment Trust	2.5
Chemicals	2.3
Healthcare Insurance	2.2
Railroads	1.9
Building Materials & Construction	1.7
Consumer	1.6
U.S. Treasury Obligation	1.2
Foreign Government Bond	1.0
Automotive	0.9
Tobacco	0.9
Airlines	0.7
Lodging	0.7
Aerospace/Defense	0.6
Energy – Integrated	0.4
Paper	0.3
Asset-Backed Securities	0.2
Gaming	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Financial Statements

JUNE 30, 2008	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Statement of Assets and Liabilities

as of June 30, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $273,371,426)	$271,510,440
Affiliated Investments (cost $8,651,709)	8,651,709
Cash	140,137
Receivable for investments sold	3,569,419
Dividends and interest receivable	3,470,002
Receivable for Fund shares sold	467,471
Unrealized appreciation on swaps	189,969
Due from broker—variation margin	28,442
Prepaid expenses	440

Total assets	288,028,029

Liabilities
Payable for investments purchased	3,993,597
Payable for Fund shares repurchased	482,169
Dividends payable	279,463
Accrued expenses	111,924
Management fee payable	91,315
Distribution fee payable	62,966
Affiliated transfer agent fee payable	24,965
Deferred directors’ fees	12,807
Unrealized depreciation on swaps	1,823

Total liabilities	5,061,029

Net Assets	$282,967,000

Net assets were comprised of:
Common stock, at par	$261,362
Paid-in capital in excess of par	306,742,752

307,004,114
Distribution in excess of net investment income	(450,554)
Accumulated net realized loss on investment transactions	(21,956,032)
Net unrealized depreciation on investments	(1,630,528)

Net assets, June 30, 2008	$282,967,000

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($178,345,135 ÷ 16,481,950 shares of common stock issued and outstanding)	$10.82
Maximum sales charge (3.25% of offering price)	.36

Maximum offering price to public	$11.18

Class B
Net asset value, offering price and redemption price per share ($11,555,223 ÷ 1,068,070 shares of common stock issued and outstanding)	$10.82

Class C
Net asset value, offering price and redemption price per share ($27,344,322 ÷ 2,526,963 shares of common stock issued and outstanding)	$10.82

Class R
Net asset value, offering price and redemption price per share ($260,659 ÷ 24,090 shares of common stock issued and outstanding)	$10.82

Class Z
Net asset value, offering price and redemption price per share ($65,461,661 ÷ 6,035,173 shares of common stock issued and outstanding)	$10.85

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Net Investment Income
Income
Interest income	$6,535,312
Affiliated dividend income	67,219

Total income	6,602,531

Expenses
Management fee	530,314
Distribution fee—Class A	209,345
Distribution fee—Class B	70,077
Distribution fee—Class C	93,093
Distribution fee—Class R	438
Transfer agent’s fee and expenses (including affiliated expense of $67,000)	147,000
Custodian’s fees and expenses	42,000
Registration fees	30,000
Reports to shareholders	30,000
Audit fee	14,000
Legal fees and expenses	12,000
Directors’ fees	9,000
Insurance	2,000
Interest expense (Note 7)	1,259
Miscellaneous	5,757

Total expenses	1,196,283

Net investment income	5,406,248

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	293,468
Futures transactions	578,096
Swap agreements	(2,935)

868,629

Net change in unrealized appreciation (depreciation) on:
Investments	(2,076,762)
Futures	(90,306)
Swaps	179,488

(1,987,580)

Net loss on investments	(1,118,951)

Net Increase In Net Assets Resulting From Operations	$4,287,297

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) In Net Assets
Operations:
Net investment income	$5,406,248	$10,519,208
Net realized gain on investments	868,629	934,651
Net change in unrealized appreciation (depreciation) on investments	(1,987,580)	3,417,213

Net increase in net assets resulting from operations	4,287,297	14,871,072

Dividends from net investment income (Note 1)
Class A	(3,748,138)	(7,687,154)
Class B	(260,195)	(814,807)
Class C	(494,045)	(1,038,977)
Class R	(3,720)	(5,132)
Class Z	(1,384,821)	(2,495,564)

	(5,890,919)	(12,041,634)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	58,900,068	61,329,598
Net asset value of shares issued in reinvestment of dividends	4,807,354	10,164,005
Cost of shares reacquired	(41,049,223)	(80,180,272)

Net increase (decrease) in net assets from Fund share transactions	22,658,199	(8,686,669)

Total increase (decrease)	21,054,577	(5,857,231)

Net Assets:
Beginning of period	261,912,423	267,769,654

End of period(a)	$282,967,000	$261,912,423

(a) Includes undistributed net investment income of:	$—	$34,117

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund currently consists of one portfolio which is the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with maturities of six years or less. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general

30	Visit our website at www.jennisondryden.com

liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Notes to Financial Statements

(Unaudited) continued

Swaps: The Fund may enter into swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (Market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between a Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

32	Visit our website at www.jennisondryden.com

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Notes to Financial Statements

(Unaudited) continued

monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2008, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A, Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it received approximately $47,800 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that for the six months ended June 30, 2008, it received approximately $9,800 and $5,400 and $300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2008, the Portfolio incurred approximately $80,300 in total networking fees, of which $13,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

34	Visit our website at www.jennisondryden.com

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2008, aggregated $140,954,279 and $123,353,017, respectively. United States government securities represent $77,857,366 and $76,116,395 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2007 of approximately $20,726,000 of which $1,933,000 expires in 2008, $3,635,000 expires in 2010, $5,362,000 expires in 2013, $7,851,000 expires in 2014 and $1,945,000 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Portfolio will be able to realize full benefit prior to the expiration date.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
$283,994,093	$1,374,155	$(5,206,099)	$(3,831,944)	$188,146	$(3,643,798)

The difference between book and tax basis was primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are attributable to unrealized appreciation on swaps.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2008, 260 shares of Class R were owned by Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2008:
Shares sold	2,984,156	$32,627,033
Shares issued in reinvestment of dividends	276,112	3,016,417
Shares reacquired	(1,993,853)	(21,825,532)

Net increase (decrease) in shares outstanding before conversion	1,266,415	13,817,918
Shares issued upon conversion from Class B	327,375	3,561,716

Net increase (decrease) in shares outstanding	1,593,790	$17,379,634

Year ended December 31, 2007:
Shares sold	2,096,520	$22,587,989
Shares issued in reinvestment of dividends	597,879	6,446,868
Shares reacquired	(4,228,346)	(45,535,381)

Net increase (decrease) in shares outstanding before conversion	(1,533,947)	(16,500,524)
Shares issued upon conversion from Class B	602,787	6,487,476

Net increase (decrease) in shares outstanding	(931,160)	$(10,013,048)

36	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended June 30, 2008:
Shares sold	154,523	$1,697,997
Shares issued in reinvestment of dividends	18,270	199,717
Shares reacquired	(158,660)	(1,732,530)

Net increase (decrease) in shares outstanding before conversion	14,133	165,184
Shares reacquired upon conversion into Class A	(326,898)	(3,561,716)

Net increase (decrease) in shares outstanding	(312,765)	$(3,396,532)

Year ended December 31, 2007:
Shares sold	132,150	$1,422,860
Shares issued in reinvestment of dividends	61,229	659,933
Shares reacquired	(633,115)	(6,808,403)

Net increase (decrease) in shares outstanding before conversion	(439,736)	(4,725,610)
Shares reacquired upon conversion into Class A	(602,161)	(6,487,476)

Net increase (decrease) in shares outstanding	(1,041,897)	$(11,213,086)

Class C
Six months ended June 30, 2008:
Shares sold	638,687	$6,991,010
Shares issued in reinvestment of dividends	30,983	338,423
Shares reacquired	(259,709)	(2,846,093)

Net increase (decrease) in shares outstanding	409,961	$4,483,340

Year ended December 31, 2007:
Shares sold	357,012	$3,845,224
Shares issued in reinvestment of dividends	67,671	729,662
Shares reacquired	(792,062)	(8,540,353)

Net increase (decrease) in shares outstanding	(367,379)	$(3,965,467)

Class R
Six months ended June 30, 2008:
Shares sold	13,037	$142,302
Shares issued in reinvestment of dividends	79	857
Shares reacquired	(1,950)	(21,109)

Net increase (decrease) in shares outstanding	11,166	$122,050

Year ended December 31, 2007:
Shares sold	3,646	$39,425
Shares issued in reinvestment of dividends	15	167
Shares reacquired	(145)	(1,549)

Net increase (decrease) in shares outstanding	3,516	$38,043

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	37

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended June 30, 2008:
Shares sold	1,595,010	$17,441,726
Shares issued in reinvestment of dividends	114,328	1,251,940
Shares reacquired	(1,332,571)	(14,623,959)

Net increase (decrease) in shares outstanding	376,767	$4,069,707

Year ended December 31, 2007:
Shares sold	3,098,663	$33,434,100
Shares issued in reinvestment of dividends	215,216	2,327,375
Shares reacquired	(1,789,188)	(19,294,586)

Net increase (decrease) in shares outstanding	1,524,691	$16,466,889

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended June 30, 2008. The average daily balance for the 3 days the Fund had loans outstanding during the six months was approximately $1,849,000 at a weighted average interest rate of 4.54%.

During the six months ended June 30, 2008, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was approximately $4,754,000 at a weighted average interest rate of 4.23%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

38	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

JUNE 30, 2008	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./

Dryden Short-Term Corporate Bond Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.18

Less Distributions:
Dividends from net investment income	(.24)

Net asset value, end of period	$10.82

Total Return(a):	1.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$178,345
Average net assets (000)	$168,397
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	.87	%(e)
Expenses, excluding distribution and service (12b-1) fees	.62	%(e)
Net investment income	4.11	%(e)
Portfolio turnover rate	47	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2007(d)	2006	2005	2004	2003

$10.76	$10.82	$11.23	$11.52	$11.51

.44	.41	.39	.38	.42
.19	.02	(.29)	(.15)	.13

.63	.43	.10	.23	.55

(.51)	(.49)	(.51)	(.52)	(.54)

$10.88	$10.76	$10.82	$11.23	$11.52

5.95%	4.03%	.86%	2.01%	4.83%

$161,995	$170,262	$213,359	$188,404	$125,479
$163,819	$191,991	$209,594	$153,543	$113,360

.85%	.94%	.92%	.92%	.92%
.60%	.69%	.67%	.67%	.67%
4.11%	3.80%	3.51%	3.05%	3.57%

82%	61%	73%	55%	64%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended June 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.14

Less Distributions:
Dividends from net investment income	(.20)

Net asset value, end of period	$10.82

Total Return(a):	1.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,555
Average net assets (000)	$14,092
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	1.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	3.35	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2007(c)	2006	2005	2004	2003

$10.76	$10.82	$11.23	$11.52	$11.51

.36	.33	.28	.30	.33
.18	.02	(.27)	(.16)	.13

.54	.35	.01	.14	.46

(.42)	(.41)	(.42)	(.43)	(.45)

$10.88	$10.76	$10.82	$11.23	$11.52

5.16%	3.26%	.09%	1.25%	4.05%

$15,023	$26,071	$41,733	$58,297	$65,486
$20,803	$34,619	$51,250	$63,694	$65,683

1.60%	1.69%	1.67%	1.67%	1.67%
.60%	.69%	.67%	.67%	.67%
3.33%	3.05%	2.76%	2.70%	2.82%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended June 30, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.16

Less Distributions:
Dividends from net investment income	(.22)

Net asset value, end of period	$10.82

Total Return(a):	1.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,344
Average net assets (000)	$24,961
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	1.37	%(e)
Expenses, excluding distribution and service (12b-1) fees	.62	%(e)
Net investment income	3.61	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average net assets of the Class C shares.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2007(d)	2006	2005	2004	2003

$10.76	$10.82	$11.23	$11.52	$11.51

.39	.35	.31	.33	.36
.18	.02	(.27)	(.16)	.13

.57	.37	.04	.17	.49

(.45)	(.43)	(.45)	(.46)	(.48)

$10.88	$10.76	$10.82	$11.23	$11.52

5.42%	3.51%	.34%	1.50%	4.31%

$23,035	$26,739	$38,264	$54,320	$64,852
$24,817	$31,763	$46,358	$60,026	$63,277

1.35%	1.44%	1.42%	1.42%	1.42%
.60%	.69%	.67%	.67%	.67%
3.60%	3.30%	3.01%	2.96%	3.07%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended June 30, 2008(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.88

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.04)

Total from investment operations	.17

Less Distributions:
Dividends from net investment income	(.23)

Net asset value, end of period	$10.82

Total Return(b):	1.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$261
Average net assets (000)	$176
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.12	%(e)
Expenses, excluding distribution and service (12b-1) fees	.62	%(e)
Net investment income	3.88	%(e)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class R
Year Ended December 31,			May 17, 2004(a) through December 31, 2004
2007(f)	2006	2005

$10.76	$10.82	$11.23	$11.28

.42	.38	.39	.24
.18	.02	(.32)	.09

.60	.40	.07	.33

(.48)	(.46)	(.48)	(.38)

$10.88	$10.76	$10.82	$11.23

5.70%	3.78%	.63%	2.92%

$141	$101	$3	$3
$115	$66	$3	$2

1.10%	1.19%	1.17%	1.17	%(e)
.60%	.69%	.67%	.67	%(e)
3.88%	3.58%	3.29%	.99	%(e)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended June 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.91

Income (loss) from investment operations:
Net investment income	.23
Net realized and unrealized gain (loss) on investment transactions	(.03)

Total from investment operations	.20

Less Distributions:
Dividends from net investment income	(.26)

Net asset value, end of period	$10.85

Total Return(a):	1.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$65,462
Average net assets (000)	$58,992
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	.62	%(d)
Net investment income	4.36	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2007(c)	2006	2005	2004	2003

$10.79	$10.85	$11.26	$11.55	$11.53

.47	.43	.41	.41	.46
.18	.03	(.28)	(.15)	.13

.65	.46	.13	.26	.59

(.53)	(.52)	(.54)	(.55)	(.57)

$10.91	$10.79	$10.85	$11.26	$11.55

6.22%	4.29%	1.12%	2.27%	5.18%

$61,719	$44,597	$53,652	$73,263	$60,471
$50,253	$48,027	$60,056	$63,698	$53,992

.60%	.69%	.67%	.67%	.67%
.60%	.69%	.67%	.67%	.67%
4.38%	4.05%	3.76%	3.44%	3.81%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	49

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden Short-Term Bond Fund, Inc. oversees the management of the Dryden Short-Term Corporate Bond Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, and five-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Short-Term Corporate Bond Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Universe),

Visit our website at www.jennisondryden.com

noting that the Fund’s performance was in the first quartile for the five-year period, and in the second quartile over the one-, three- and ten-year periods. The Board also noted that the Fund outperformed against its benchmark index on a gross basis over the three-, five- and 10-year periods.

The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and that the Fund’s total expenses ranked in the Expense Group’s second quartile.

The Board concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via
e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PBSMX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E2    IFS-A153739    Ed. 08/2008

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.